Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Golden Sun Health Technology Group Ltd
Trading Symbol	GSUN
Document Type	20-F
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001826376
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41425
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8th Floor
Entity Address, Address Line Two	Administration Building
Entity Address, Address Line Three	390 East Tiyuhui road
Entity Address, City or Town	Hongkou District
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, $0.0005 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Entity Address, Postal Zip Code	200030
Business Contact
Document Information Line Items
Entity Address, Address Line One	8th Floor
Entity Address, Address Line Two	Administration Building
Entity Address, Address Line Three	390 East Tiyuhui road
Entity Address, City or Town	Hongkou District
Entity Address, Country	CN
Contact Personnel Name	Xueyuan Wen
City Area Code	86
Local Phone Number	13968836059
Contact Personnel Email Address	wxy@cngsun.com
Entity Address, Postal Zip Code	200030
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	15,055,491
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	4,030,000